SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2016
Supplemental Income Statement Elements [Abstract]
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA
NOTE 15:-	SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA

a.	Finance expense, net:

	Year ended December 31,
	2016	2015	2014

Finance expenses:

Interest in respect of short-term loans and bank fees	3,285	2,792	3,038
Interest in respect of loans to related parties	610	640	732
Changes in derivatives fair value	-	-	2,710
Foreign exchange transactions losses	970	2,972	-

	4,865	6,404	6,480
Finance income:

Changes in derivatives fair value	1,395	1,060	-
Interest in respect of cash and cash equivalent and short-term bank deposits	152	77	403
Foreign exchange transactions gains	-	2,182	5,032

	1,547	3,319	5,435

Finance expenses, net	$3,318	$3,085	$1,045

b.	Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

Numerator:

	Year ended December 31,
	2016	2015	2014
Net income attributable to controlling interest, as reported	$74,596	$77,766	$78,439
Adjustment to redemption value of non-controlling interest	(2,248)	-	-
Numerator for basic and diluted net income per share	$72,348	$77,766	$78,439

Denominator:

	Year ended December 31,
	2016	2015	2014

Denominator for basic income per share	34,706	35,253	34,932
Effect of dilutive stock based awards	58	211	462

Denominator for diluted income per share	34,764	35,464	35,394

Earnings Per Share:

	Year ended December 31,
	2016	2015	2014

Basic earnings per share	$2.08	$2.21	$2.25
Diluted earnings per share	$2.08	$2.19	$2.22